Intangible Assets Net (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets Net [Abstract]
Schedule of Intangible Assets Net	Intangible assets, net, consists of the following:
	As of June 30,
	2025	2024
Software	$617,560	$608,756
Less: accumulated amortization	(532,258)	(472,763)
Intangible asset, net	$85,302	$135,993

Schedule of Amortization Expenses for Intangible Assets	The annual estimated amortization expenses for the intangible assets for each of the next five calendar years are as follows:

year ended June 30, 2026	$47,771
year ended June 30, 2027	17,898
year ended June 30, 2028	14,718
Thereafter	4,915
Total	$85,302